Average Annual Total Returns{- Fidelity Magellan K6 Fund} - 03.31 Fidelity Magellan K6 Fund PRO -03 - Fidelity Magellan K6 Fund	Fidelity Magellan K6 Fund Return Before Taxes Past 1 year	Fidelity Magellan K6 Fund Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception
Total	29.14%	26.25%	[1]	18.40%	20.54%	[1]

[1]	(a)From June 13, 2019